UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21636

First Trust/Aberdeen Global Opportunity IncomeFund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 102.8%
	Argentina – 3.2%
27,400,000	Argentina POM Politica Monetaria, Argentina Central Bank 7 day repurchase reference rate (ARS) (b)	27.25%	06/21/20	$1,447,987
1,350,000	Argentine Republic Government International Bond (EUR)	5.25%	01/15/28	1,623,734
715,039	Argentine Republic Government International Bond (USD)	8.28%	12/31/33	770,097
530,000	Argentine Republic Government International Bond (USD)	7.13%	07/06/36	511,450
1,150,000	Argentine Republic Government International Bond (USD)	6.88%	01/11/48	1,051,531
				5,404,799
	Australia – 5.8%
10,972,000	Treasury Corp. of Victoria (AUD)	6.00%	10/17/22	9,705,947
	Bahrain – 0.9%
800,000	Bahrain Government International Bond (USD)	7.00%	01/26/26	806,822
680,000	Bahrain Government International Bond (USD) (c)	7.00%	10/12/28	656,845
				1,463,667
	Belarus – 0.5%
861,000	Republic of Belarus International Bond (USD) (c)	6.20%	02/28/30	853,488
	Brazil – 6.4%
34,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	10,733,456
	Canada – 2.4%
4,043,000	Canadian Government Bond (CAD)	8.00%	06/01/23	4,059,883
	Czech Republic – 0.8%
20,910,000	Czech Republic Government Bond (CZK)	5.70%	05/25/24	1,284,459
	Dominican Republic – 1.8%
142,500,000	Dominican Republic Bond (DOP) (c)	10.50%	04/07/23	3,031,419
	Ecuador – 2.2%
740,000	Ecuador Government International Bond (USD) (c)	8.75%	06/02/23	761,645
2,750,000	Ecuador Government International Bond (USD)	9.65%	12/13/26	2,911,563
				3,673,208
	Egypt – 2.9%
575,000	Egypt Government International Bond (USD) (c)	6.13%	01/31/22	596,053
380,000	Egypt Government International Bond (USD) (c)	8.50%	01/31/47	424,581
437,000	Egypt Government International Bond (USD) (c)	7.90%	02/21/48	460,802
61,000,000	Egypt Treasury Bills (EGP)	(d)	05/29/18	3,385,047
				4,866,483
	El Salvador – 0.9%
1,000,000	El Salvador Government International Bond (USD)	5.88%	01/30/25	985,290
580,000	El Salvador Government International Bond (USD)	7.65%	06/15/35	614,417
				1,599,707
	Ethiopia – 1.0%
1,620,000	Ethiopia International Bond (USD) (c)	6.63%	12/11/24	1,671,101
	Ghana – 2.2%
6,200,000	Ghana Government Bond (GHS)	21.50%	03/09/20	1,537,234
2,100,000	Ghana Government International Bond (USD)	8.13%	01/18/26	2,257,725
				3,794,959
See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Honduras – 0.7%
1,125,000	Honduras Government International Bond (USD) (c)	7.50%	03/15/24	$1,245,184
	Indonesia – 2.9%
61,800,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	4,892,827
	Iraq – 1.2%
428,000	Iraq International Bond (USD) (c)	6.75%	03/09/23	435,357
1,760,000	Iraq International Bond (USD)	5.80%	01/15/28	1,686,080
				2,121,437
	Italy – 7.4%
581,000	Italy Buoni Poliennali Del Tesoro (EUR)	3.75%	05/01/21	796,533
3,000,000	Italy Buoni Poliennali Del Tesoro (EUR)	9.00%	11/01/23	5,335,944
1,600,000	Italy Buoni Poliennali Del Tesoro (EUR)	7.25%	11/01/26	2,872,345
2,970,000	Republic of Italy Government International Bond (USD)	6.88%	09/27/23	3,476,385
				12,481,207
	Japan – 8.1%
795,500,000	Japan Government Ten Year Bond (JPY)	0.10%	06/20/27	7,541,292
476,350,000	Japan Government Thirty Year Bond (JPY)	2.40%	03/20/37	6,038,536
				13,579,828
	Kenya – 0.5%
590,000	Kenya Government International Bond (USD)	6.88%	06/24/24	617,687
200,000	Kenya Government International Bond (USD) (c)	8.25%	02/28/48	214,535
				832,222
	Malaysia – 2.0%
13,000,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	3,310,843
	Mexico – 5.5%
57,000,000	Mexican Bonos (MXN)	6.50%	06/09/22	3,057,025
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,263,124
27,000,000	Mexican Bonos (MXN)	5.75%	03/05/26	1,350,000
58,800,000	Mexican Bonos (MXN)	8.50%	11/18/38	3,535,847
				9,205,996
	Mongolia – 0.4%
750,000	Mongolia Government International Bond (USD)	5.13%	12/05/22	735,265
	Nigeria – 0.7%
663,000	Nigeria Government International Bond (USD) (c)	7.88%	02/16/32	723,479
513,000	Nigeria Government International Bond (USD) (c)	7.63%	11/28/47	532,145
				1,255,624
	Norway – 0.6%
7,511,000	Norway Government Bond (NOK) (c)	1.75%	02/17/27	951,036
	Oman – 0.4%
770,000	Oman Government International Bond (USD) (c)	6.75%	01/17/48	740,959
	Pakistan – 0.4%
760,000	Pakistan Government International Bond (USD) (c)	6.88%	12/05/27	721,057
	Peru – 3.4%
16,000,000	Peruvian Government International Bond (PEN)	6.90%	08/12/37	5,725,635
See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Poland – 7.8%
16,748,000	Republic of Poland Government Bond (PLN)	5.75%	10/25/21	$5,536,921
12,500,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	3,934,059
12,987,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	3,611,389
				13,082,369
	Portugal – 2.3%
2,000,000	Portugal Government International Bond (USD)	5.13%	10/15/24	2,131,796
1,088,000	Portugal Obrigacoes do Tesouro OT (EUR) (c)	5.65%	02/15/24	1,720,044
				3,851,840
	Russia – 6.6%
605,000,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	10,647,683
400,000	Russian Foreign Bond - Eurobond (USD)	5.88%	09/16/43	445,500
				11,093,183
	Rwanda – 0.9%
1,440,000	Rwanda International Government Bond (USD)	6.63%	05/02/23	1,491,444
	South Africa – 5.3%
68,400,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	6,684,726
2,200,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	2,197,690
				8,882,416
	Spain – 5.7%
4,340,000	Spain Government Bond (EUR) (c)	5.90%	07/30/26	7,497,230
1,000,000	Spain Government Bond (EUR)	6.00%	01/31/29	1,830,911
100,000	Spain Government Bond (EUR) (c)	5.15%	10/31/44	199,559
				9,527,700
	Sri Lanka – 0.9%
1,500,000	Sri Lanka Government International Bond (USD) (c)	6.20%	05/11/27	1,479,242
	Supranationals – 0.6%
8,550,000	European Investment Bank (SEK)	1.25%	05/12/25	1,051,286
	Suriname – 0.4%
675,000	Republic of Suriname (USD) (c)	9.25%	10/26/26	695,250
	Tanzania – 0.2%
386,672	Tanzania Government International Bond, 6 Mo. LIBOR + 6.00% (USD) (b)	8.24%	03/09/20	403,418
	Turkey – 2.1%
15,100,000	Turkey Government Bond (TRY)	10.40%	03/20/24	3,475,224
	Ukraine – 1.7%
1,720,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/24	1,775,018
197,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/25	202,182
197,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/26	202,092
197,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/27	201,899
716,000	Ukraine Government International Bond (USD) (c)	(d)	05/31/40	501,491
				2,882,682
	United Kingdom – 2.7%
974,000	United Kingdom Gilt (GBP)	4.25%	12/07/27	1,725,082
See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	United Kingdom (Continued)
1,250,000	United Kingdom Gilt (GBP)	4.25%	12/07/49	$2,863,892
				4,588,974
	Uruguay – 0.4%
17,724,667	Uruguay Government International Bond (UYU)	4.38%	12/15/28	678,005
	Total Foreign Sovereign Bonds and Notes			173,124,729
	(Cost $165,193,804)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) – 25.9%
	Argentina – 0.3%
525,000	Genneia S.A. (USD) (c)	8.75%	01/20/22	566,811
	Azerbaijan – 0.9%
1,305,000	Southern Gas Corridor CJSC (USD) (c)	6.88%	03/24/26	1,441,564
	Barbados – 0.5%
750,000	Sagicor Finance 2015 Ltd. (USD) (c)	8.88%	08/11/22	840,000
	Brazil – 4.8%
766,000	Azul Investments LLP (USD) (c)	5.88%	10/26/24	756,425
450,000	Caixa Economica Federal (USD) (f)	7.25%	07/23/24	465,750
780,000	CSN Resources S.A. (USD) (c)	7.63%	02/13/23	732,225
850,000	GTL Trade Finance, Inc. (USD)	7.25%	04/16/44	956,250
770,000	MARB BondCo PLC (USD) (c)	6.88%	01/19/25	705,705
1,550,000	OAS Finance Ltd. (USD) (f) (g) (h) (i)	8.88%	(j)	94,938
460,000	OAS Investments GmbH (USD) (g) (h) (i)	8.25%	10/19/19	28,175
785,000	Odebrecht Drilling Norbe VIII/IX Ltd. (USD)	6.35%	12/01/21	769,300
930,000	Petrobras Global Finance BV (USD) (c)	5.30%	01/27/25	919,537
1,830,000	Petrobras Global Finance BV (USD)	8.75%	05/23/26	2,155,465
445,875	QGOG Atlantic/Alaskan Rigs Ltd. (USD)	5.25%	07/30/18	436,958
				8,020,728
	China – 0.7%
765,000	Shimao Property Holdings Ltd. (USD)	8.38%	02/10/22	822,494
308,000	Yingde Gases Investment Ltd. (USD) (c)	6.25%	01/19/23	303,789
				1,126,283
	Colombia – 0.9%
550,000	Banco GNB Sudameris S.A. (USD) (c) (f)	6.50%	04/03/27	567,188
955,000	Bancolombia S.A. (USD) (f)	4.88%	10/18/27	927,066
				1,494,254
	Dominican Republic – 1.2%
1,860,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (c)	7.95%	05/11/26	1,993,827
	El Salvador – 0.5%
800,000	Grupo Unicomer Co., Ltd. (USD) (c)	7.88%	04/01/24	868,400
	Georgia – 0.9%
540,000	BGEO Group JSC (USD) (c)	6.00%	07/26/23	547,426
975,000	Georgian Oil and Gas Corp. JSC (USD) (c)	6.75%	04/26/21	1,014,819
				1,562,245
	Ghana – 0.4%
748,000	Tullow Oil PLC (USD) (c)	7.00%	03/01/25	748,935
See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Guatemala – 0.5%
735,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (c)	6.88%	02/06/24	$770,567
	Honduras – 0.5%
770,000	Inversiones Atlantida S.A. (USD) (c)	8.25%	07/28/22	802,725
	India – 1.5%
120,000,000	NTPC Ltd. (INR)	7.25%	05/03/22	1,844,587
756,000	Vedanta Resources PLC (USD) (c)	6.13%	08/09/24	740,608
				2,585,195
	Indonesia – 0.2%
284,000	Medco Platinum Road Pte Ltd. (USD) (c)	6.75%	01/30/25	271,883
	Kazakhstan – 0.5%
789,000	Tengizchevroil Finance Co. International Ltd. (USD) (c)	4.00%	08/15/26	756,059
	Mexico – 1.8%
750,000	Axtel SAB de CV (USD) (c)	6.38%	11/14/24	765,000
670,000	Cemex SAB de CV (USD) (c)	7.75%	04/16/26	739,814
13,950,000	Petroleos Mexicanos (MXN)	7.19%	09/12/24	693,740
773,000	Unifin Financiera SAB de CV SOFOM ENR (USD) (c) (f)	8.88%	(j)	757,540
				2,956,094
	Nigeria – 2.3%
750,000	Access Bank PLC (USD) (c)	10.50%	10/19/21	843,690
730,000	IHS Netherlands Holdco BV (USD) (c)	9.50%	10/27/21	767,808
770,000	SEPLAT Petroleum Development Co., PLC (USD) (c)	9.25%	04/01/23	771,925
720,000	United Bank for Africa PLC (USD) (c)	7.75%	06/08/22	746,215
740,000	Zenith Bank PLC (USD) (c)	7.38%	05/30/22	765,227
				3,894,865
	Paraguay – 0.6%
1,020,000	Banco Regional SAECA (USD) (c)	8.13%	01/24/19	1,057,179
	Russia – 1.5%
820,000	Credit Bank of Moscow Via CBOM Finance PLC (USD) (f)	7.50%	10/05/27	764,066
1,045,000	Evraz Group S.A. (USD) (c)	5.38%	03/20/23	1,057,540
600,000	GTH Finance BV (USD) (c)	7.25%	04/26/23	653,808
				2,475,414
	South Africa – 1.9%
48,000,000	Eskom Holdings SOC Ltd. (ZAR)	7.50%	09/15/33	3,274,379
	Turkey – 1.9%
920,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (c)	5.00%	04/06/23	928,944
770,000	Odea Bank AS (USD) (c) (f)	7.63%	08/01/27	736,382
744,000	Turkiye Vakiflar Bankasi TAO (USD)	6.00%	11/01/22	725,762
870,000	Yasar Holdings AS (USD) (c)	8.88%	05/06/20	881,954
				3,273,042
	Ukraine – 1.6%
733,752	Metinvest BV (USD) (k)	9.37%	12/31/21	771,174
860,000	MHP LUX S.A. (USD) (c)	6.95%	04/03/26	859,828
330,000	MHP S.E. (USD) (c)	7.75%	05/10/24	348,444
See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Ukraine (Continued)
735,000	Ukreximbank Via Biz Finance PLC (USD)	9.63%	04/27/22	$776,769
				2,756,215
	Total Foreign Corporate Bonds and Notes			43,536,664
	(Cost $44,090,374)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 5.2%
$3,057,000	United States Treasury Note	1.63%	03/15/20	3,018,310
1,260,000	United States Treasury Note	1.50%	08/15/26	1,143,746
4,002,000	United States Treasury Note	3.75%	11/15/43	4,572,128
	Total U.S. Government Bonds and Notes			8,734,184
	(Cost $8,864,101)

Total Investments – 133.9%	225,395,577
(Cost $218,148,279) (l)
Outstanding Loans – (37.8)%	(63,597,003)
Net Other Assets and Liabilities – 3.9%	6,507,708
Net Assets – 100.0%	$168,306,282

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2018	Sale Value as of 3/31/2018	Unrealized Appreciation/ (Depreciation)
04/10/18	CIT	EUR	486,000	USD	583,176	$ 598,492	$ 583,176	$ 15,316
04/10/18	UBS	EUR	255,000	USD	315,948	314,024	315,948	(1,924)
04/10/18	GS	MXN	26,128,000	USD	1,385,887	1,434,628	1,385,887	48,741
04/10/18	UBS	NZD	2,959,000	USD	2,160,943	2,138,410	2,160,943	(22,533)
05/04/18	BAR	UAH	43,185,000	USD	1,561,844	1,608,779	1,561,844	46,935
04/10/18	DB	ZAR	19,031,000	USD	1,683,112	1,725,195	1,683,112	42,083
04/10/18	UBS	USD	5,323,625	AUD	6,788,000	5,323,625	5,213,549	110,076
04/10/18	CIT	USD	3,066,609	CAD	3,829,000	3,066,609	2,972,688	93,921
04/10/18	GS	USD	802,477	EUR	662,000	802,477	815,230	(12,753)
04/10/18	DB	USD	1,403,373	JPY	158,090,000	1,403,373	1,486,823	(83,450)
04/10/18	UBS	USD	1,332,551	MXN	26,128,000	1,332,551	1,434,628	(102,077)
04/10/18	GS	USD	2,116,620	NZD	2,959,000	2,116,620	2,138,409	(21,789)
04/10/18	GS	USD	3,821,529	PLN	13,167,000	3,821,529	3,847,136	(25,607)
04/10/18	CIT	USD	1,510,194	ZAR	19,031,000	1,510,194	1,604,861	(94,667)
Net Unrealized Appreciation (Depreciation)								$(7,728)

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
GS	Goldman Sachs
UBS	UBS
See Note 2C – Forward Foreign Currency Contracts in the Notes to Portfolio of Investments.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	Floating rate security.
See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Asset Management Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2018, securities noted as such amounted to $56,523,484 or 33.6% of net assets.
(d)	Zero coupon bond.
(e)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(f)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2E - Restricted Securities in the Notes to Portfolio of Investments).
(h)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(i)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(j)	Perpetual maturity.
(k)	These notes are Senior Payment-In-Kind (“PIK”) Toggle Notes whereby the issuer pays interest on the notes in cash at the rate of 2.793% per annum (“Cash-pay Interest Amount”). In addition to the Cash-pay Interest Amount, the issuer pays interest on the notes at the rate of 6.5795% per annum, in cash, only if any Notes Cash Sweep Amount is available, and otherwise in PIK Notes. For the fiscal year-to-date period (January 1, 2018 to March 31, 2018), this security paid all of its interest in cash.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,289,977 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,050,407. The net unrealized appreciation was $7,239,570. The amounts presented are inclusive of derivative contracts.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 173,124,729	$ —	$ 173,124,729	$ —
Foreign Corporate Bonds and Notes*	43,536,664	—	43,536,664	—
U.S. Government Bonds and Notes	8,734,184	—	8,734,184	—
Total Investments	225,395,577	—	225,395,577	—
Forward Foreign Currency Contracts	357,072	—	357,072	—
Total	$ 225,752,649	$—	$ 225,752,649	$—

LIABILITIES TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (364,800)	$ —	$ (364,800)	$ —

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
AAA	10.9%
AA	2.6
A+	6.0
A	5.8
A-	12.6
BBB	14.8
BBB-	7.6
BB+	4.0
BB	6.7
BB-	5.0
B+	7.5
B	9.8
B-	3.5
CCC+	0.2
Not Rated	3.0
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	76.3%
Government Regional	4.3
Banks	4.0
Utilities	2.3
Metals & Mining	1.9
Integrated Oils	1.7
Food & Beverage	1.2
Exploration & Production	1.1
Pipelines	1.1
Power Generation	1.1
Oil & Gas Services & Equipment	0.7
Wireless Telecommunication Services	0.6
Supranationals	0.5
Retail - Consumer Discretionary	0.4
Life Insurance	0.4
Real Estate	0.4
Government Development Banks	0.4
Communications Equipment	0.3
Wireline Telecommunication Services	0.3
Commercial Finance	0.3
Airlines	0.3
Construction Materials Manufacturing	0.3
Industrial Other	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	42.7%
EUR	9.8
JPY	5.4
BRL	4.8
RUB	4.7
ZAR	4.5
MXN	4.4
PLN	4.1
PEN	2.5
IDR	2.2
GBP	2.0
AUD	2.0
TRY	1.5
EGP	1.5
MYR	1.5
DOP	1.3
INR	0.8
UAH	0.7
GHS	0.7
ARS	0.6
CZK	0.6
CAD	0.5
SEK	0.5
NOK	0.4
UYU	0.3
NZD	0.0*
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
GHS	Ghanaian Cedis
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust/Aberdeen Global Opportunity Income Fund (FAM)
March 31, 2018 (Unaudited)
1. Organization
First Trust/Aberdeen Global Opportunity Income Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 2, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FAM on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to,

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Global Opportunity Income Fund (FAM)
March 31, 2018 (Unaudited)
restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on Aberdeen Asset Management Inc.’s (“Aberdeen” or the “Sub-Advisor”) or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of March 31, 2018, is included with the Fund’s Portfolio of Investments.

Notes to Portfolio of Investments (Continued)
First Trust/Aberdeen Global Opportunity Income Fund (FAM)
March 31, 2018 (Unaudited)
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.
E. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of March 31, 2018, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Values	Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$6.13	$1,550,000	$94,938	0.06%
OAS Investments GmbH, 8.25%	10/12/2012	460,000	6.13	460,000	28,175	0.02
				$2,010,000	$123,113	0.08%
3. Derivative Transactions
For the fiscal year-to-date period (January 1, 2018 through March 31, 2018), the notional values of forward foreign currency contracts opened and closed were $125,406,584 and $148,895,411, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust/Aberdeen Global Opportunity Income Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 25, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 25, 2018